Cover Page	Oct. 26, 2026
Cover [Abstract]
Entity Central Index Key	0001367859
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	CITIZENS COMMUNITY BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33003
Entity Tax Identification Number	20-5120010
Entity Address, Address Line One	2174 EastRidge Center
Entity Address, City or Town	Eau Claire
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54701
City Area Code	715
Local Phone Number	836-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	CZWI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false